Share-Based Compensation - Summary of Company's Employee Share Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended							12 Months Ended
	Oct. 22, 2013	May 27, 2013	Jul. 01, 2012	Dec. 19, 2011	Oct. 08, 2011	Aug. 01, 2011	May 06, 2011	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding, Beginning balance								7,675,000
Number of options, Granted	228,000	560,000
Number of options, Exercised
Number of options, Forfeited								(797,500)
Number of options, Outstanding, Ending balance								7,665,500	7,675,000
Number of options, Vested and expected to vest, Ending balance								7,620,600
Number of options, Exercisable, Ending balance								3,330,000
Weighted average exercise price, Outstanding, Beginning balance								$ 2.20
Weighted average exercise price, Granted	$ 2.20	$ 2.20
Weighted average exercise price, Forfeited								$ 2.20
Weighted average exercise price, Outstanding, Ending balance								$ 2.20	$ 2.20
Weighted average exercise price, Vested or expected to vest								$ 2.20
Weighted average exercise price, Exercisable								$ 2.20
Weighted average grant date fair value, Outstanding, Beginning balance								$ 2.38
Weighted average grant date fair value, Granted		$ 3.03	$ 2.36	$ 2.41	$ 2.37	$ 2.18	$ 2.40
Weighted average grant date fair value, Outstanding, Ending balance	$ 11.64	$ 4.58	$ 3.70	$ 3.68	$ 3.68	$ 3.44	$ 3.69	$ 2.65	$ 2.38
Weighted average grant date fair value, Vested or expected to vest								$ 2.64
Weighted average grant date fair value, Exercisable								$ 2.38
Weighted average remaining contractual term								7 years 8 months 27 days	8 years 6 months 15 days
Weighted average remaining contractual term, Vested or expected to vest								7 years 8 months 32 days
Weighted average remaining contractual term, Exercisable								7 years 5 months 19 days
Aggregate intrinsic value of share options, Outstanding, Beginning balance								$ 11,513
Aggregate intrinsic value of share options, Outstanding, Ending balance								263,617	11,513
Aggregate intrinsic value of share options, Vested or expected to vest								262,072
Aggregate intrinsic value of share options, Exercisable								$ 114,519
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, Granted	$ 9.63
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, Granted	$ 9.69